Revenue	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Revenue
15.	Revenue

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Sales of goods – a point in time	13,471,471	13,971,743	17,186,677